Commissions Income	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Commissions Income
32	COMMISSIONS INCOME

Composition	12/31/2022	12/31/2021	12/31/2020
Performance obligations satisfied at a point in time
Commissions related to obligations	42,688,825	39,677,960	38,203,565
Commissions related to credit cards	24,778,637	23,596,621	24,728,939
Commissions related to insurance	4,226,128	4,450,781	4,708,322
Commissions related to trading and foreign exchange transactions	1,527,054	1,701,807	1,578,214
Commissions related to securities value	1,263,515	1,477,199	1,600,914
Commissions related to loans and other financing	432,533	322,779	540,196
Commissions related to financial guarantees granted	10,385	11,527	3,406
Performance obligations satisfied over certain time period
Commissions related to credit cards	407,727	716,392	1,258,287
Commissions related to trading and foreign exchange transactions	59,020	75,697	123,195
Commissions related to loans and other financing	7,186	9,377	2,151
Commissions related to obligations	1,571	2,127	2,478
Commissions related to financial guarantees granted		184	1

Total	75,402,581	72,042,451	72,749,668